OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 67,981,405	$ 64,800,570
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	31,470,003	$ 20,609,887
Embotelladora del Atlantico S.A. | Banco Bilbao Viscaya Argentaria 3.64% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	300,000
Borrowings, interest rate		3.64%
Effective interest rate percentage		3.64%
Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	9,965,133
Borrowings, interest rate		20.00%
Effective interest rate percentage		20.00%
Embotelladora del Atlantico S.A. | Banco Galicia Y Bs As 15.25% Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 340
Borrowings, interest rate		15.25%
Effective interest rate percentage		15.25%
Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 15.25 % Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities		$ 39,942
Borrowings, interest rate		15.25%
Effective interest rate percentage		15.25%
Embotelladora del Atlantico S.A. | BBVA Banco Frances 15.25% Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities		$ 34,861
Borrowings, interest rate		15.25%
Effective interest rate percentage		15.25%
Envases Central S.A. | Banco Bice 2.13 %Effective Rate Semiannual Amortization obligation | Bank loans
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Other current financial liabilities	709,794	$ 655,752
Borrowings, interest rate		2.13%
Effective interest rate percentage		2.13%
Andina Empaques Argentina S.A. | Banco Galicia y Bs. As 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	3,352,417	$ 335,722
Borrowings, interest rate		20.00%
Effective interest rate percentage		20.00%
Rio De Janeiro Refrescos Ltda | Banco Itau 2.992 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 12,017,942
Borrowings, interest rate		2.992%
Effective interest rate percentage		2.992%
Rio De Janeiro Refrescos Ltda | Banco Itau 7.48 % Effective Rate Monthly Amortization obligation | Bank loans
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Other current financial liabilities	298,456
Borrowings, interest rate		7.48%
Effective interest rate percentage		7.48%
Rio De Janeiro Refrescos Ltda | Banco Santander 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	1,359,471	$ 954,556
Borrowings, interest rate		6.63%
Effective interest rate percentage		6.63%
Rio De Janeiro Refrescos Ltda | Banco Itau 7.15 % Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	1,611,747	$ 2,839,713
Borrowings, interest rate		7.15%
Effective interest rate percentage		7.15%
Rio De Janeiro Refrescos Ltda | Banco Itau 4.50% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	2,541,016	$ 3,731,059
Borrowings, interest rate		4.50%
Effective interest rate percentage		4.50%
Rio De Janeiro Refrescos Ltda | Banco Itau 6.24% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	11,331,969
Borrowings, interest rate		6.24%
Effective interest rate percentage		6.24%
Up to 90 days | Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	75,863
Up to 90 days | Andina Empaques Argentina S.A. | Banco Galicia y Bs. As 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	55,994
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Itau 7.48 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	11,688
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Santander 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	592,682
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Itau 7.15 % Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	278,803
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Itau 4.50% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	1,905,762
90 days to 1 year | Embotelladora del Atlantico S.A. | Banco Bilbao Viscaya Argentaria 3.64% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	300,000
90 days to 1 year | Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	9,889,270
90 days to 1 year | Envases Central S.A. | Banco Bice 2.13 %Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	709,794
90 days to 1 year | Andina Empaques Argentina S.A. | Banco Galicia y Bs. As 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	3,296,423
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Itau 7.48 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	286,768
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Santander 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	766,789
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Itau 7.15 % Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	1,332,944
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Itau 4.50% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	635,254
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Itau 6.24% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 11,331,969